Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity
Schedule of dividends declared by the Company (on a per share basis)

    The following table presents dividends declared (on a per share basis) for the year ended December 31, 2017:

Common Stock		Preferred Stock
			Dividend(1)
Declaration Date	Dividend	Declaration Date	Series A	Series B	Series C
November 1, 2017	$0.19	November 1, 2017	$0.515625	$0.484375	$0.53125
August 2, 2017	$0.18	August 2, 2017	$0.515625	$0.484375	$0.53125
May 3, 2017	$0.18	May 3, 2017	$0.515625	$0.484375	$0.53125
March 1, 2017	$0.17	February 3, 2017	$0.515625	$0.484375	$0.53125

(1)

The dividend declared on November 1, 2017 was for September 1, 2017 through November 30, 2017. The dividend declared on August 2, 2017 was for June 1, 2017 through August 31, 2017. The dividend declared on May 3, 2017 was for March 1, 2017 through May 31, 2017. The dividend declared on February 3, 2017 was for December 1, 2016 through February 28, 2017.

Schedule of reconciliation of the numerator and denominator of the basic and diluted EPS computations

        The following tables reconcile the numerator and denominator of our basic and diluted EPS computations ($ in thousands, except share and per share data):

	Year Ended December 31,
	2017		2016		2015
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income attributable to common stockholders(1)	$65,835	$65,835	$42,796	$42,796	$45,875	$45,875
Net income attributable to noncontrolling interest(2)	—	24,120	—	—	—	—

Net income attributable to common stockholders and nocontrolling interest	$65,835	$89,955	$42,796	$42,796	$45,875	$45,875

Weighted average shares outstanding	57,890,574	57,890,574	51,305,095	51,305,095	50,857,750	50,857,750
Dilutive effect of OP Units(2)	—	21,230,769	—	—	—	—
Dilutive effect of restricted stock units(3)	—	1,092,072	—	425,458	—	149,578
Dilutive effect of convertible notes(4)	—	97,837	—	—	—	—

Weighted average shares outstanding	57,890,574	80,311,252	51,305,095	51,730,553	50,857,750	51,007,328

Net income per common share(1)	$1.14	$1.12	$0.83	$0.83	$0.90	$0.90

(1)	Net of preferred stock dividends.
(2)

We consider OP Units to be common stock equivalents as the holders have voting rights, the right to distributions and the right to redeem the OP Units for the cash value of a corresponding number of shares of common stock or a corresponding number of shares of common stock, at our election. For 2016, the OP Units were considered anti-dilutive and excluded from diluted EPS.

(3)

Our chief executive officer was granted restricted stock units in 2017, 2016 and 2015 which vest at the end of a four-year performance period based upon our achievement of total stockholder return objectives.

(4)

The convertible senior unsecured notes impact diluted earnings per share if the average price of our common stock exceeds the conversion price, as calculated in accordance with the terms of the indenture.